S000047609 [Member] Investment Objectives and Goals - Nuveen Strategic Municipal Opportunities Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Strategic Municipal Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return through income exempt from regular federal income taxes and capital appreciation.